FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 0	$ 663
Quoted prices in active markets (Level 1)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0	663
Significant observable inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0	0
Significant unobservable inputs (Level 3)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 0	$ 0